Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Estimated Fair Value of Securities Available-for-Sale
The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2018 and 2017 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2018	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$99,365,930	$—	$3,388,147	$95,977,783
Mortgage-backed securities	259,742,501	4,921	12,373,269	247,374,153
State, County, Municipals	105,590,858	67,888	4,264,228	101,394,518
Total	$464,699,289	$72,809	$20,025,644	$444,746,454

		Gross	Gross
	Amortized	Unrealized	Unrealized
2017	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$180,647,580	$—	$4,199,022	$176,448,558
Mortgage-backed securities	213,707,125	43,197	5,327,265	208,423,057
State, County, Municipals	118,786,297	849,364	2,535,126	117,100,535
Other investments	2,865,294	208,933	—	3,074,227
Total	$516,006,296	$1,101,494	$12,061,413	$505,046,377

Summary of Unrealized Loss Information for Available-for-sale Securities
A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2018	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S.
Government agencies	$—	—	$95,977,783	3,388,147	$95,977,783	3,388,147
Mortgage backed securities	12,257,636	179,281	234,928,705	12,193,988	247,186,341	12,373,269
State, County, Municipal	12,623,964	285,275	76,535,741	3,978,953	89,159,705	4,264,228
Total	$24,881,600	464,556	$407,442,229	19,561,088	$432,323,829	20,025,644

December 31, 2017	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S.
Government agencies	$15,681,866	223,535	$160,766,691	3,975,487	$176,448,557	4,199,022
Mortgage backed securities	88,499,852	1,613,091	116,753,236	3,714,175	205,253,088	5,327,266
State, County, Municipal	7,117,600	59,041	66,973,174	2,476,084	74,090,774	2,535,125
Total	$111,299,318	1,895,667	$344,493,101	10,165,746	$455,792,419	12,061,413

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity
The amortized cost and estimated fair value of securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Securities AFS
Due in one year or less	$1,875,288	$1,877,665
Due after one year through five years	91,948,838	89,121,194
Due after five years through ten years	32,801,788	31,718,293
Due after ten years	78,330,873	74,655,149
Residential mortgage backed securities	187,776,954	179,235,806
Commercial mortgage backed securities	71,965,548	68,138,347
Total	$464,699,289	$444,746,454

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities	Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2018	2017	2016
Gross realized gains	$171,376	$633,244	$112,881
Gross realized losses	160,329	528,536	—
Net realized gains	$11,047	$104,708	$112,881